Cover	Mar. 07, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	KIMBALL INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	IN
Entity File Number	0-3279
Entity Tax Identification Number	35-0514506
City Area Code	812
Local Phone Number	482-1600
Entity Address, Postal Zip Code	47546-2256
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.05 per share
Trading Symbol	KBAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000055772
Amendment Flag	false
Entity Address, Address Line One	1600 Royal Street
Entity Address, City or Town	Jasper,
Entity Address, State or Province	IN